MATERIAL ACCOUNTING POLICY INFORMATION (Policies)	12 Months Ended
Dec. 31, 2024
MATERIAL ACCOUNTING POLICY INFORMATION
Basis of consolidation

Basis of consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries when the Company controls them. Control exists when the Company is exposed, or has rights, to variable returns from its involvement with the subsidiary and has the ability to affect those returns through its power over the subsidiary. The Company assesses control on an ongoing basis. The Company’s interest in the voting share capital of all its subsidiaries is 100%.

Transactions and balances between the Company and its consolidated entities have been eliminated on consolidation.

The table below summarizes the Company’s operating subsidiaries and the functional currency for each operating subsidiary:

Place of
	incorporation		Functional
	/ operation	Principal activity	currency
Bragg Gaming Group - Group Services Ltd.	United Kingdom	Corporate activities	GBP
Bragg Gaming Group - Parent Services Ltd.	United Kingdom	Corporate activities	GBP
Bragg Oryx Holdings Inc.	Canada	Intermediate holding company	CAD
Bragg USA, Inc.	United States	Intermediate holding company	USD
Oryx Sales Distribution Ltd.	Cyprus	Distribution	EUR
Oryx Gaming International LLC	United States	Gaming solution provider	EUR
Oryx Gaming Holdings Limited	Malta	Holding company	EUR
Oryx Gaming Ltd.	Malta	Gaming solution provider	EUR
Oryx Marketing Poslovne Storitve D.o.o.	Slovenia	Marketing	EUR
Oryx Podpora D.o.o.	Slovenia	B2B support services	EUR
Oryx Razyojne-Storitve D.o.o.	Slovenia	Gaming solution developer	EUR
Oryx Sales Distribution Ltd.	Cyprus	Distribution	EUR
Poynt Inc.	Canada	Intermediate holding company	CAD
Spin Games India Private Limited	India	Gaming solution developer	USD
Spin Games LLC	United States	Gaming solution provider	USD
Wild Streak LLC	United States	Content creation studio	USD
Bragg Brazil Tecnologia Ltda	Brazil	Gaming solution provider	BRL
Bragg (Gibraltar) Limited	Gibraltar	Distribution	EUR
Bragg Isle of Man Limited	Isle of Man	Distribution	EUR
Bragg Gaming Solutions International	Israel	Corporate activities	ILS

Presentation currency

Presentation currency

The presentation currency of the Company is the Euro, while the functional currencies of its subsidiaries are Euro, Canadian dollar, United States dollar, British pound sterling and Israel shekels due to primary location of individual entities within the Group. The presentation currency of the Euro has been selected as it best represents the majority of the Company’s economic inflows, outflows as well as its assets and liabilities.

The functional currency of the Parent Company is Canadian dollar.

Presentation currency (continued)

The assets and liabilities of operations that have a functional currency different from that of the Company’s reporting currency are translated into Euros at the foreign currency exchange rate in effect at the reporting date. The resulting foreign currency exchange gains or losses are recognized in the foreign currency translation adjustment as part of other comprehensive loss. When such foreign operations are disposed of, the related foreign currency translation reserve is recognized in net earnings as part of the gain or loss on disposal.

Revenues and expenses of foreign operations are translated into Euros at the foreign currency exchange rates that approximate the rates in effect at the dates when such items are transacted.

Amounts are rounded to the nearest thousand, unless otherwise stated.

Business combinations

Business combinations

Business combinations are accounted for using the acquisition method as of the date when control is transferred to the Company. The Company measures goodwill as the excess of the sum of the fair value of the consideration transferred over the net identifiable assets acquired and liabilities assumed, all measured as at the acquisition date. Transaction costs that the Company incurs in connection with a business combination, other than those associated with the issuance of debt or equity securities, are expensed as incurred.

Net loss per share ("EPS")

Net loss per share (“EPS”)

Basic EPS is calculated by dividing the net loss available to shareholders by the weighted average number of shares outstanding during the period. Diluted EPS is calculated by adjusting the net loss available to shareholders and the weighted average number of shares outstanding for the effects of all potential dilutive instruments.

The diluted loss per share is determined by adjusting the net loss attributable to common shareholders and the weighted-average number of common shares outstanding for the effects of all dilutive potential common shares. The diluted income per share calculation considers the impact of stock options, warrants, and other potentially dilutive instruments, which are anti-dilutive when the Company is in a loss position.

Cash and cash equivalents	Cash and cash equivalents Cash equivalents consist of highly liquid marketable investments with an original maturity date of 90 days or less from the date of acquisition and prepaid credit cards.
Trade and other receivables

Trade and other receivables

Trade and other receivables consist primarily of trade receivables from customers for which the Group provides services and accrued income in relation to receivables from customers that have yet to be invoiced. Upon invoicing, amounts are transferred from accrued income to trade receivables and any differences between the accrued and invoiced values are recognized in the consolidated statements of loss and comprehensive loss.

Revenue recognition

Revenue recognition

The Company recognizes revenue when control of the goods or services has been transferred. Revenue is measured at the amount of consideration to which the Company expects to be entitled, including variable consideration to the extent that it is highly probable that a significant reversal will not occur. Revenue is derived from software platform licensing, bespoke development, management service fees, marketing fees, revenue share from licencing of content and hosting fees. Revenue is recognized when the service provided to the customer is complete. Specifically:

●	Games and content: revenues from content and aggregation platform licensing are derived from revenues a customer earns from utilizing the Company’s aggregation software platform and aggregated content in that period. The Company’s revenue is therefore linked to the revenue derived from a customer's end user, i.e., the subsequent sale/services. The Company recognizes revenue once the customer has earned the revenue from the subsequent sale/services as this is the point where the performance obligation is satisfied.
●	iGaming and turnkey projects: the Company charges platform licencing fees derived from revenues a customer earns from utilising the Company’s software platform. A variable monthly management and marketing fee is charged for services in the month in which the services are provided, and performance obligations are met. Charges for development projects are charged on a time and materials basis. Revenue is recognized as it is billed unless services and performance obligations are provided in a future period. If services and performance obligations are not provided in the reporting period, then revenue is not recognized.

Income taxes

Income taxes

Current and deferred taxes are recognized in the consolidated statements of loss and comprehensive loss, except for current and deferred taxes related to a business combination, or amounts charged directly to equity or other comprehensive income loss, which are recognized in the consolidated statements of financial position.

Current tax is the expected tax payable or receivable on the taxable income or loss for the period, using tax rates enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized using the asset and liability method of accounting on temporary differences arising between the financial statement carrying values of existing assets and liabilities and their respective income tax bases. Deferred tax is measured using enacted or substantively enacted income tax rates expected to apply in the years in which those temporary differences are expected to be recovered or settled. A deferred tax asset is recognized for temporary differences as well as unused tax losses and credits to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets and they relate to income taxes levied by the same taxation authority on the same taxable entity, or on different taxable entities where the Company intends to settle its current tax assets and liabilities on a net basis.

Deferred tax is recorded on temporary differences arising on investments in subsidiaries, except where the timing of the reversal of the temporary difference is controlled by the Company, and it is probable that the temporary difference will not reverse in the foreseeable future.

Property and equipment

Property and equipment

Property and equipment are recognized and subsequently measured at cost less accumulated depreciation and any accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset, including costs incurred to prepare the asset for its intended use and capitalized borrowing costs. The commencement date for capitalization of costs occurs when the Company first incurs expenditures for the qualifying assets and undertakes the required activities to prepare the assets for their intended use.

Borrowing costs directly attributable to the acquisition, construction or production of property and equipment, that necessarily take a substantial period of time to prepare for their intended use and a proportionate share of general borrowings, are capitalized to the cost of those assets, based on a quarterly weighted average cost of borrowing. All other borrowing costs are expensed as incurred and recognized in net interest expense and other financing charges.

The cost of replacing a component of property and equipment is recognized in the carrying amount if it is probable that the future economic benefits embodied within the component will flow to the Company and the cost can be measured reliably. The carrying amount of the replaced component is derecognized. The cost of repairs and maintenance of property and equipment is expensed as incurred and recognized in the consolidated statements of loss and comprehensive loss.

Gains and losses on disposal of property and equipment are determined by comparing the fair value of proceeds from disposal with the net book value of the assets and are recognized on a net basis in the consolidated statements of loss and comprehensive loss.

Property and equipment are depreciated on a straight-line basis over their estimated useful lives of up to five years to their estimated residual value when the assets are available for use. When significant parts of a property and equipment have different useful lives, they are accounted for as separate components and depreciated separately. Depreciation methods, useful lives and residual values are reviewed annually and are adjusted for prospectively, if appropriate.

Leases

Leases

The Company assesses whether a contract is, or contains, a lease. If a contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration, then the contract may contain a lease. The Company assesses whether a contract conveys the right to control the use of an asset by performing the following tests:

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assess whether the contract involves the use of an identified asset and may be specified explicitly or implicitly. It should be physically distinct or represent substantially all of the capacity of a physically distinct asset. If the supplier has a significant right to substitution, then the asset is not identified;

-	assess whether the Company has the right to obtain substantially all of the economic benefits arising from the use of the asset throughout the period of use; and
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assess that the Company has the right to direct enjoyment of the asset. This right is identified when the Company has the decision-making rights in how and for what purpose the asset is used. In cases where the decision on how and for what purpose to use the asset has been predetermined, the Company has the right to direct the use of the asset if either it has the right to operate the asset, or the Company has designed the asset in a manner that predetermines how and for what purpose the asset will be used.

Leases (continued)

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The estimated useful lives of right-of-use assets are determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate.

Lease payments included in the measurement of the lease liability comprise the following:

-	fixed payments, including in-substance fixed payments;
-	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
-	amounts expected to be payable under a residual value guarantee; and
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the exercise price under a purchase option that the Group is reasonably certain to exercise, lease payments in an optional renewal period if the Company is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Company is reasonably certain not to terminate early.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension, or termination option.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases of equipment that have a lease term of twelve months or less and leases of low-value assets, including IT equipment. The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Intangible assets

Intangible assets

Intangible assets are measured at cost less any amortization and accumulated impairment losses. These intangible assets are tested for impairment on an annual basis or more frequently if there are indicators that intangible assets may be impaired as described in the Impairment of non-financial assets policy.

Intangible assets are amortized on a straight-line basis over their estimated useful lives as follows:

Intellectual property identified upon business combination	5 - 10 years
Intellectual property acquired from third-parties	3 years
Customer relationships	5 - 10 years
Brands	2.25 - 3 years
Deferred development costs	3 years
Trademarks and patents	3 - 15 years
Software	3 years
Game certifications	3 years

Trademarks, patents and gaming certifications are classified under “Other” in the intangible assets disclosure note (Note 14).

The Company capitalizes the costs of intangible assets if and only if:

-	it is probable that the expected future economic benefits attributable to the asset will flow to the entity; and
-	the cost of the asset can be measured reliably.

Certain costs incurred in connection with the development of intellectual property relating to proprietary technology are capitalized to intangible assets as development costs. Intangible assets are recorded at cost, which consists of directly attributable costs necessary to create such intangible assets, less accumulated amortization and accumulated impairment losses, if any. The costs mainly include the salaries paid to the software developers and consulting fees.

These costs are recognized as development costs assets when the following criteria are met:

-	it is technically feasible to complete the software product so that it will be available for use;
-	management intends to complete the software product;
-	it can be demonstrated how the software product will generate future economic benefits;
-	adequate technical, financial, and other resources to complete the development and to use or sell the products are available; and
-	the expenditure attributable to the software product during its development can be reliably measured.

Goodwill

Goodwill

Goodwill arising in a business combination is recognized as an asset at the date that control is acquired. Goodwill is subsequently measured at cost less accumulated impairment losses. Goodwill is not amortized but is tested for impairment on an annual basis or more frequently if there are indicators that goodwill may be impaired as described in the Impairment of non-financial assets policy.

Impairment of non-financial assets

Impairment of non-financial assets

At each statement of financial position date, the Company reviews the carrying amounts of its non-financial assets to determine whether there is any indication of impairment. If any such indication exists, the asset is then tested for impairment by comparing its recoverable amount to its carrying value. Goodwill is tested for impairment at least annually.

For the purpose of impairment testing, assets, including right-of-use assets, are grouped together into the smallest group of assets that generate cash inflows from continuing use that are largely independent of cash inflows of other assets or groups of assets. This grouping is referred to as a cash generating unit ("CGU").

Corporate assets, which include head office facilities, do not generate separate cash inflows. Corporate assets are tested for impairment at the minimum grouping of CGUs to which the corporate assets can be reasonably and consistently allocated. Goodwill arising from a business combination is tested for impairment at the minimum grouping of CGUs that are expected to benefit from the synergies of the combination.

The recoverable amount of a CGU or CGU grouping is the higher of its value in use and its fair value less costs to sell. Value in use is based on the estimated future cash flows from the CGU or CGU grouping, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the CGU or CGU grouping. If the CGU or CGU grouping includes right-of-use assets in its carrying amount, the pre-tax discount rate reflects the risks associated with the exclusion of lease payments from the estimated future cash flows. The fair value less costs to sell is based on the best information available to reflect the amount that could be obtained from the disposal of the CGU or CGU grouping in an arm’s length transaction between knowledgeable and willing parties, net of estimates of the costs of disposal.

An impairment loss is recognized if the carrying amount of a CGU or CGU grouping exceeds its recoverable amount. For asset impairments other than goodwill, the impairment loss reduces the carrying amounts of the non-financial assets in the CGU on a pro-rata basis, up to an asset’s individual recoverable amount. Any loss identified from goodwill impairment testing is first applied to reduce the carrying amount of goodwill allocated to the CGU grouping, and then to reduce the carrying amounts of the other non-financial assets in the CGU or CGU grouping on a pro-rata basis.

For assets other than goodwill, an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized. An impairment loss in respect of goodwill is not reversed.

Financial instruments

Financial instruments

Financial assets and liabilities are recognized when the Company becomes party to the contractual provisions of the financial instrument. Upon initial recognition, financial instruments are measured at fair value plus or minus transaction costs that are directly attributable to the acquisition or issue of financial instruments that are not classified as fair value through profit or loss.

Financial instruments – classification and measurement

The classification and measurement approach for financial assets reflect the business model in which assets are managed and their cash flow characteristics. Financial assets are classified and measured based on these categories: amortized cost, fair value through other comprehensive income ("FVOCI"), or fair value through profit and loss ("FVTPL"). A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as FVTPL:

-	the financial asset is held within a business model whose objective is to hold assets in order to collect contractual cash flows; and
-	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A financial asset is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

-	the financial asset is held within a business model in which assets are managed to achieve a particular objective by both collecting contractual cash flows and selling financial assets; and
-	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A financial asset shall be measured at FVTPL unless it is measured at amortized cost or at FVOCI. Financial assets are not reclassified subsequent to their initial recognition unless the Company identifies changes in its business model in managing financial assets. Financial liabilities are classified and measured based on two categories: amortized cost or FVTPL.

Fair values are based on quoted market prices where available from active markets, otherwise fair values are estimated using valuation methodologies, primarily discounted cash flows taking into account external market inputs where possible.

The amortized cost of a financial asset or liability is the amount at which the financial asset or liability is measured at initial recognition, minus principal payments, plus or minus the cumulative amortization using the effective interest method of any difference between the initial amount recognized and the maturity amount, minus any reduction for impairment.

The following table summarizes the classification and measurement of the Company’s financial assets and liabilities:

Asset / Liability	Classification / Measurement
Cash and cash equivalents	FVTPL
Trade and other receivables	Amortized cost
Trade payables and other liabilities	Amortized cost
Deferred consideration	FVTPL
Loans payable	Amortized cost
Derivative liability	FVTPL
Convertible debt	Amortized cost

Financial instruments – valuation

The determination of the fair value of financial instruments is performed by the Company’s treasury and financial reporting departments on a quarterly basis. There was no change in the valuation techniques applied to financial instruments during the current year.

Financial instruments - valuation (continued)

The carrying amounts reported for cash and cash equivalents, trade and other receivables, trade payables and other liabilities, and deferred consideration approximate fair value because of the immediate short-term maturity of these financial instruments. The carrying value of lease obligations on right of use assets, convertible debt and loans payable approximates the fair value based on rates currently available from financial institutions and various lenders.

Gains and losses on FVTPL financial assets and financial liabilities are recognized in net earnings in the period in which they are incurred. Settlement date accounting is used to account for the purchase and sale of financial assets. Gains or losses between the trade date and settlement date on FVTPL financial assets are recorded in the consolidated statements of loss and comprehensive loss.

Financial instruments – derecognition

Financial assets are derecognized when the contractual rights to receive cash flows and benefits from the financial asset expire, or if the Company transfers the control or substantially all the risks and rewards of ownership of the financial asset to another party. The difference between the carrying amount of the financial asset and the sum of the consideration received and receivable is recognized in earnings before income taxes.

Financial liabilities are derecognized when obligations under the contract expire, are discharged, or cancelled. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in earnings before income taxes.

Financial instruments – impairment

The Company applies a forward-looking expected credit loss ("ECL") model at each reporting date to financial assets measured at amortized cost or those measured at FVOCI, except for investments in equity instruments. The ECL model outlines a three-stage approach to reflect the increase in credit risks of a financial instrument:

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Stage 1 is comprised of all financial instruments that have not had a significant increase in credit risks since initial recognition or that have low credit risk at the reporting date. The Company is required to recognize impairment for Stage 1 financial instruments based on the expected losses over the expected life of the instrument arising from loss events that could occur during the 12 months following the reporting date.

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Stage 2 is comprised of all financial instruments that have had a significant increase in credit risks since initial recognition but that do not have objective evidence of a credit loss event. For Stage 2 financial instruments the impairment is recognized based on the expected losses over the expected life of the instrument arising from loss events that could occur over the expected life. The Company is required to recognize a lifetime ECL for Stage 2 financial instruments.

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Stage 3 is comprised of all financial instruments that have objective evidence of impairment at the reporting date. The Company is required to recognize impairment based on a lifetime ECL for Stage 3 financial instruments. The ECL model applied to financial assets require judgment, assumptions, and estimations on changes in credit risks, forecasts of future economic conditions and historical information on the credit quality of the financial asset. Consideration of how changes in economic factors affect ECLs are determined on a probability-weighted basis.

Financial instruments – impairment (continued)

The carrying amount of the financial asset or group of financial assets is reduced through the use of impairment allowance accounts. In periods subsequent to the impairment where the impairment loss has decreased, and such decrease can be related objectively to conditions and changes in factors occurring after the impairment was initially recognized, the previously recognized impairment loss is reversed. The impairment reversal is limited to the lesser of the decrease in impairment or the extent that the carrying amount of the financial asset at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

Deferred consideration

Deferred consideration

On June 1, 2022, the Company acquired Spin Games LLC (“Spin”) and agreed payment of deferred consideration in shares over three years from the anniversary date of the acquisition date. In each reporting period the fair value of the deferred consideration payable was measured by determining the period-end share price and the discount for lack of marketability (DLOM) applying Finnerty’s average-strike put option model (2012).

Prior to the next remeasurement period an accretion expense is recorded in the consolidated statements of loss and comprehensive loss as the discount is unwound towards the reporting date. Upon remeasurement, any gain or loss on remeasurement is also recorded in the consolidated statements of loss and comprehensive loss.

Convertible debt

Convertible debt

On September 5, 2022, the Company entered into a funding agreement for an investment of USD 8,700. The Convertible Debt is an instrument that has three components, two of which together comprise a hybrid financial liability contract:

•Host debt contract for repayment of USD 10,000 in 24 months’ time (this including an embedded derivative in the form of a foreign currency feature that is not required to be accounted for separately from the host debt contract).

•Embedded derivatives in the form of a conversion feature and a buy-back option that are together required to be accounted for separately from the host debt contract.

•Warrants to purchase up to 979,048 common shares in the Company at an exercise price of CAD 9.28.

Each of the above three components of the Convertible Debt are accounted for separately, the form of which is dependent upon whether a simplified fair value option approach is taken or not. Under the simplified approach a contract that contains one or more embedded derivatives can be accounted for in its entirety at fair value through profit or loss unless:

a)	the embedded derivatives do not significantly modify the cash flows that otherwise would be required by the contract; or
b)	it is clear with little or no analysis when a similar hybrid instrument is first considered that separation of the embedded derivative(s) is prohibited, such as a prepayment option embedded in a loan that permits the holder to prepay the loan for approximately its amortized cost.

Convertible debt (continued)

Under IFRS 9, if the simplified fair value option is taken, all transaction costs incurred in relation to the combined instrument would be recognised in profit or loss immediately. The Company has opted not to take the simplified fair value option and therefore amortises the host debt component over 24 months recognising an accretion expense in each reporting period. The embedded derivative liability is measured at fair value through profit and loss and is remeasured at each reporting date. Any residual balance of the transaction price in respect of the warrants after deducting the fair value of the host debt and derivative liability components upon initial recognition is recorded in the consolidated statements of changes in equity and no further remeasurement is performed.

Employee benefits

Short term employee benefits

Short term employee benefits include wages, salaries, compensated absences, and bonuses. Short term employee benefit obligations are measured on an undiscounted basis and are recognized in operating loss as the related service is provided or capitalized if the service rendered is in connection with the creation of an intangible asset. A liability is recognized for the amount expected to be paid under short term cash bonus plans if the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

Long term employee benefits

Long term employee benefits include severance pay upon retirement and awards for years of service for certain employees. Liabilities towards severance pay and awards for years of service are determined via actuarial valuation using the Projected Unit Credit Method at the reporting date with liabilities towards severance pay being recognised at FVTPL and liabilities towards awards of years of service being recognised at FVOCI. Actuarial gains and losses in service awards are recognised immediately in net loss while actuarial gains and losses in severance pay are recognised in other comprehensive loss.

Share based compensation

Share based compensation

The Company has stock option plans for directors, officers, employees, and consultants. Each tranche of an award is considered a separate award with its own vesting period and grant date fair value. The fair value of each tranche is measured at the date of grant using the Black-Scholes option pricing model. In addition, the Company also has deferred share unit (“DSU”), restricted share unit (“RSU”) and fixed stock option (“FSO”) plans for directors, officers, employees, and consultants. The fair value of each unit is measured as the share price on date of grant with nil exercise price.

Compensation expense is recognized over each tranche’s vesting period, based on the number of awards expected to vest, with the offset credited to contributed surplus. The number of awards expected to vest is reviewed quarterly, with any impact being recognized immediately. When options are exercised, the amount received is credited to share capital and the fair value attributed to these options is transferred from contributed surplus to share capital. In the case of DSUs, RSUs or FSOs, only the fair value attributed to these options is transferred from contributed surplus to share capital.

Equity

Equity

Shares are classified as equity. Incremental costs directly attributable to the issuance of shares are recognized as a deduction from equity. Contributed surplus includes amounts in connection with conversion options embedded in compound financial instruments, share based compensation and the value of expired options and warrants. Deficit includes all current and prior period income and losses.

Warrants

Warrants

The Company values for warrants using the Black-Scholes option pricing model at the date of issuance. If and when warrants ultimately expire, the applicable amounts are transferred to contributed surplus.